Income Taxes - Components of Current and Deferred (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Foreign [Line Items]
Current foreign tax expense	$ 46,479	$ 51,167	$ 46,441
Deferred foreign tax expense	(999)	(2,364)	8,023
Income tax expense (benefit)	45,480	48,803	54,464
Bermuda
Foreign [Line Items]
Current foreign tax expense	0	0	0
Deferred foreign tax expense	0	0	0
U.S.
Foreign [Line Items]
Current Income Tax Expense (Benefit)	45,612	50,604	45,861
Deferred Federal Income Tax Expense (Benefit)	(979)	(2,350)	8,010
Foreign
Foreign [Line Items]
Current foreign tax expense	867	563	580
Deferred foreign tax expense	$ (20)	$ (14)	$ 13